Filed Pursuant to Rule 485(b)
As filed with the Securities and Exchange Commission on September 1, 1998


Registration No. 33-19229; 811-5430
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( X )
          Pre-Effective Amendment No.       (     )
          Post-Effective Amendment No. 47          (  X  )


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ( X )
          Amendment No. 49             (  X  )

(Check appropriate box or boxes)

SSgA FUNDS
(Exact Name of Registrant as Specified in Charter)

909 A Street
Tacoma, Washington 98402
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (253) 627-7001

Name and Address of                                 Copies to:
Agent for Service:
Karl J. Ege                                         Philip H. Newman, Esq.
Secretary and General Counsel                       Goodwin, Procter & Hoar
Frank Russell Investment Management Company         Exchange Place
909 A Street                                        Boston, Massachusetts 02109
Tacoma, Washington  98402

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective under Rule 485:
     (_X_) immediately upon filing pursuant to paragraph (b)
     (   ) on (date) pursuant to paragraph (b)
     (   ) 60 days after filing pursuant to paragraph (a)
     (   ) on (date) pursuant to paragraph (a)(1)
     (   ) 75 days after filing pursuant to paragraph (a)(2)
     (   ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:
     (_X_) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SSgA FUNDS

Form N-1A Cross Reference Sheet

PART A  ITEM NUMBER AND CAPTION           PROSPECTUS CAPTION
1.      Cover Page                        Cover Page

2.      Synopsis                          Table of Contents; and Fund
                                          Operating Expenses

3.      Condensed Financial Information   Fund Operating Expenses

4.      General Description of Registrant

        (a)(i)                            Summary (Classes B and C only); SSgA
                                          Funds; Highlights (Life Solutions
                                          Funds only); Additional
                                          Information--Organization,
                                          Capitalization and Voting

        (a)(ii), (b)                      Summary (Classes B and C only);
                                          Investment Objectives and Policies;
                                          Investment Restrictions and
                                          Policies; and Portfolio Maturity;
                                          Investment Objectives and Asset
                                          Allocation of the SSgA Life
                                          Solutions Funds (Life Solutions
                                          Funds only)

        (c)                               Investment Restrictions and
                                          Policies; Life Solutions Funds:
                                          Special Risk Considerations (Life
                                          Solutions Funds only)

5.      Management of the Fund            Summary (Classes B and C only);
                                          General Management; Fund Operating
                                          Expenses; and Portfolio Maturity

6.      Capital Stock and Other
        Securities

        (a)                               Additional Information--Organization,
                                          Capitalization and Voting

        (b)                               General Management

        (c)                               Not Applicable

        (d)                               Summary (Classes B and C only);
                                          Additional Information--Organization,
                                          Capitalization and Voting

        (e)                               Additional Information--Reports to
                                          Shareholders and Shareholder
                                          Inquiries

        (f)                               Dividends and Distributions

        (g)                               Taxes

7.      Purchase of Securities Being
        Offered

        (a)                               Summary (Classes B and C only);
                                          General Management--Distribution
                                          Services and Shareholder Servicing
                                          Arrangements

        (b)                               Valuation of Fund Shares; Purchase
                                          of Fund Shares

        (c)                               Not Applicable

        (d)                               Manner of Offering; Purchase of Fund
                                          Shares

        (e), (f)                          General management--Distribution
                                          Services and Shareholder Servicing
                                          Arrangements

8.      Redemption or Purchase

        (a)                               Summary (Classes B and C only);
                                          Redemption of Fund Shares

        (b)                               Not Applicable

        (c)                               Manner of Offering; Redemption of
                                          Fund Shares

        (d)                               Redemption of Fund Shares

9.      Pending Legal Proceedings         Not Applicable


PART B  ITEM NUMBER AND CAPTION           STATEMENT OF ADDITIONAL INFORMATION CAPTION

10.     Cover Page                        Cover Page

11.     Table of Contents                 Table of Contents

12.     General Information and History   Not Applicable

13.     Investment Objectives and
        Policies

        (a), (b), (c)                     Investments

        (d)                               (Prospectus)--Portfolio Maturity


14.     Management of the Fund

        (a), (b)                          Structure and Governance--Trustees
                                          and Officers

        (c)                               Not Applicable

15.     Control Persons and Principal
        Holders of Securities

        (a), (b)                          Structure and Governance--Controlling
                                          Shareholders; Additional
                                          Information--Organization
                                          Capitalization and Voting
                                          (Prospectus)

        (c)                               Structure and Governance--Controlling
                                          Shareholders

16.     Investment Advisory and Other
        Services

        (a), (b)                          Operation of Investment
                                          Company--Advisor; General
                                          Management--Advisory Agreement
                                          (Prospectus)

        (c)                               Not Applicable

        (d)                               Operation of Investment
                                          Company--Administrator

        (e)                               Not Applicable

        (f)                               Operation of Investment
                                          Company--Distribution Plan

        (g)                               Not Applicable

        (h), (i)                          Operation of Investment
                                          Company--Custodian and Transfer
                                          Agent; Additional
                                          Information--Custodian, Transfer
                                          Agent and Accountants (Prospectus)

17.     Brokerage Allocation and Other
        Policies

        (a), (b), (c)                     Operation of Investment
                                          Company--Brokerage Practices

        (d)                               Not Applicable

        (e)                               Operation of Investment
                                          Company--Brokerage Practices

18.     Capital Stock and Other
        Securities

        (a)                               Structure and
                                          Governance--Organization and Business
                                          History

        (b)                               Not Applicable

19.     Purchase, Redemption and Pricing
        of Securities Being Offered

        (a), (b), (c)                     Operation of Investment
                                          Company--Valuation of Fund Shares;
                                          (Prospectus)--Valuation of Fund
                                          Shares; Redemption of Fund Shares;
                                          Purchase of Fund Shares

20.     Tax Status                        Taxes

21.     Underwriters

        (a)                               Operation of Investment
                                          Company--Distribution Plan

        (b), (c)                          Not Applicable

22.     Calculation of Performance Data   Operation of Investment
                                          Company--Yield and Total Return
                                          Quotations

23.     Financial Statements              Financial Statements


Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                  SSgA FUNDS

                      Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

      Cover Sheet

      Form N-1A Cross Reference Sheet

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

      Signature Page

      Exhibits

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS
                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                             AGGRESSIVE EQUITY FUND

    SSgA Funds is a registered, open-end management investment company with multiple portfolios, each of which is commonly referred to as a mutual fund. This Prospectus describes and offers shares of beneficial interest in one such mutual fund, the SSgA Aggressive Equity Fund (the "Aggressive Equity Fund" or the "Fund"). The Fund seeks to maximize total return through investing in US equity securities that are fairly valued relative to their growth potential as measured by SSgA's proprietary models. The Fund's shares are offered without sales commissions. However, the Fund pays certain distribution expenses under its Rule 12b-1 plan.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, STATE STREET BANK AND TRUST COMPANY, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND INVOLVE RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Please read and retain this document for future reference. Additional information about the SSgA Funds has been filed with the Securities and Exchange Commission ("SEC") in Statements of Additional Information ("SAI") dated September 1, 1998. The SAI is incorporated herein by reference and is available without charge from Distributor at its address noted below or by calling (800) 647-7327. The SEC also maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the SSgA Funds. You may also access the SSgA Funds' website at www.ssgafunds.com



      Investment Advisor,
           Custodian
      and Transfer Agent:         Distributor:           Administrator:
     State Street Bank and                                Frank Russell
             Trust                Russell Fund             Investment
            Company            Distributors, Inc.      Management Company
      225 Franklin Street   One International Place       909 A Street
     Boston, Massachusetts   Boston, Massachusetts     Tacoma, Washington
             02110                   02110                    98402


                       PROSPECTUS DATED SEPTEMBER 1, 1998

                            TABLE OF CONTENTS


                                                                      Page
                                                                      ----
Fund Operating Expenses................................................. 3

SSgA Funds.............................................................. 4

Manner of Offering...................................................... 4

Investment Objectives, Policies and Restrictions........................ 4

Certain Risk Factors.................................................... 8

Portfolio Turnover...................................................... 8

Dividends and Distributions............................................. 8

Taxes................................................................... 9

Valuation of Fund Shares................................................10

Purchase of Fund Shares.................................................10

Redemption of Fund Shares...............................................12

General Management......................................................14

Fund Expenses...........................................................17

Performance Calculations................................................17

Additional Information..................................................17

              FUND OPERATING EXPENSES (AFTER FEE REIMBURSEMENT)
                         SSgA AGGRESSIVE EQUITY FUND

The following table is intended to assist the investor in understanding the various costs and expenses that an investor in the Aggressive Equity Fund will incur directly or indirectly. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. For additional information, see "General Management."

Shareholder Transaction Expenses:
---------------------------------
     Sales Load Imposed on Purchases                    None
     Sales Load Imposed on Reinvested Dividends         None
     Deferred Sales Load                                None
     Redemption Fees                                    None
     Exchange Fee                                       None

Annual Fund Operating Expenses:
-------------------------------
(as a percentage of average daily net assets)
     Advisory Fees (After Fee Reimbursement)(1)          .57%
     12b-1 Distribution and Shareholder
       Servicing Fees(1, 2)                              .07
     Other Expenses(1)                                   .46
                                                         ---

          Total Operating Expenses (After Fee
            Reimbursement)(1, 3)                        1.10%
                                                        =====

Examples:                       1 year      3 years
--------                        ------      -------
You would pay the following
expenses on a $1,000
investment, assuming: (i)
5% annual return; and (ii)
redemption at the end of
each time period:                 $12         $34
                                  ===         ===

-----------------------------------
1 The Advisor has voluntarily agreed to reimburse the Fund for all expenses in excess of 1.10% of average daily net assets on an annual basis. The total operating expenses of the Fund absent reimbursement would be 1.28% of average daily net assets on an annual basis. This agreement will remain in effect for the current fiscal year. The gross annual Advisory expenses before reimbursement would be .75% of average daily net assets.

2 The Fund's Rule 12b-1 Plan permits charges of up to .25% of the average daily value of net assets on an annual basis. Shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. The Advisor currently limits certain shareholder servicing payments to itself. Currently, the ratio includes .04% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

3 Investors purchasing Fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

                                   SSgA FUNDS

    SSgA Funds ("Investment Company") is an open-end management investment company that is organized as a Massachusetts business trust. In addition, each series of the Investment Company is diversified as defined in the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" company, the Investment Company is authorized to issue an unlimited number of shares evidencing beneficial interest in different investment portfolios. Through this Prospectus, the Investment Company offers shares in one such portfolio, the Aggressive Equity Fund. State Street Bank and Trust Company (the "Advisor" or "State Street") serves as the investment advisor for the Fund.


                               MANNER OF OFFERING

    Distribution and Eligible Investors. Shares of the Fund are offered without a sales commission by Russell Fund Distributors, Inc. (the "Distributor"), the Investment Company's distributor, to US and foreign institutional and retail investors that invest for their own account or in a fiduciary or agency capacity. The Fund will incur distribution expenses under its Rule 12b-1 plan. See "General Management -- Distribution Services and Shareholder Servicing."


                 INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

    The Fund's nonfundamental investment objective is to maximize total return through investing in US equity securities that are fairly valued relative to their growth potential as measured by SSgA's proprietary models. This investment objective may be changed by the Fund's Board of Trustees without shareholder approval, although shareholders will receive prior notice of any change to the Fund's investment objective. There can be no assurance that the Fund will meet its investment objective.

    The investable universe is constructed using the full constituents of the Russell 1000(R) Index plus the top half of the Russell 2000(R) Index constituents based on market capitalization. The universe is further restricted by keeping in the universe only those securities that have above average 5-year earnings growth projections. All current holdings are then added to this universe to create an investable universe.

    All securities comprising the investable universe are ranked using SSgA's proprietary growth and value measures. The growth measure is the SSgA detailed estimate revision model, and the value measure utilizes a price/earnings to growth model. Each of these measures is combined to arrive at an overall sentiment for each security.

    Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities. However, the Fund may invest temporarily for defensive purposes, without limitation, in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. See "Investment Policies
- Cash Reserves."

Investment Policies

    The investment policies described below reflect the Fund's current practices, are not fundamental and may be changed by the Board of Trustees of Investment Company without shareholder approval. For more information on the Fund's Investment Policies, see the Statement of Additional Information. To the extent consistent with the Fund's investment objective and restrictions, the Fund may invest in the following instruments and may use the following investment techniques:

    US Government Securities. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

      Repurchase Agreements. The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness Advisor considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

     Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

     Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. The Fund bears the risk of price fluctuations during the period between the trade and settlement dates.

     When-Issued Transactions. The Fund may purchase securities on a when-issued basis. In these transactions, a Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to their when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuation in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will not invest more than 25% of its net assets in when-issued securities.

     Illiquid Securities. The Fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

     Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

     Futures Contracts and Options on Futures. For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which they may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

     A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

     Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Fund is required to deposit an initial margin with a custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

     Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

     When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

     Options on Securities and Securities Indices. The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

     The Fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

     Lending Portfolio Securities. The Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending it securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

    Equity Swaps. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Swap agreements also bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.

    Cash Reserves. For the purpose of investing uncommitted cash balances or to maintain liquidity to meet shareholder redemptions, the Fund may invest temporarily and without limitation in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits.

    Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company.

      Convertible Securities. The Fund may invest in convertible securities of foreign or domestic issues. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

    American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.

    Debt Securities. The Fund may also invest temporarily in investment grade debt securities for defensive purposes. The Fund may invest in convertible debt securities. Please see the Statement of Additional Information for a description of securities ratings.

    Purchase of Other Investment Company Funds. To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of another investment company that has a substantially similar investment objective and policies.

Investment Restrictions

    The Fund has fundamental investment restrictions, which may be changed only with the approval of a majority of the Fund's shareholders as defined in the 1940 Act. A more detailed discussion of the Fund's investment restrictions and investment policies appears in the Statement of Additional Information. Unless otherwise noted, the fundamental restrictions apply at the time an investment is made. The Fund may not:

    1. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies or instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

    2. Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

    3. Pledge, mortgage, or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure permitted borrowings.

                              CERTAIN RISK FACTORS

     Futures and Options Contracts. There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include:
(1) the inability to close out a futures contract or option caused by the nonexistence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge.


                               PORTFOLIO TURNOVER

    The portfolio turnover rate cannot be predicted, but it is anticipated that the Fund's annual turnover rate generally will not exceed 200%. A high turnover rate (over 100%) will: (1) increase transaction expenses which will adversely affect a Fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains.

    The Fund may effect portfolio transactions through State Street Brokerage Services, Inc., an affiliate of the Advisor, when the Advisor determines that the Fund will receive competitive execution, price and commissions.


                           DIVIDENDS AND DISTRIBUTIONS

      The Board of Trustees intends to declare and pay dividends on shares of the Fund annually from net investment income. The Board of Trustees intends to declare distributions annually from net short-term capital gains and from net 20% or 28% capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the Fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

      Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the Fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

      Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless the shareholder has elected to receive them in cash. Such election may be made by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver Fund mailings to an investor, the Fund will terminate the investor's election to receive dividends and other distributions in cash. Thereafter, subsequent dividends and other distributions will be automatically reinvested in additional shares of the relevant Fund until the investor notifies the SSgA Funds in writing of the correct address and request in writing that the election to receive dividends and other distributions in cash be reinstated.

      Any dividend or capital gain distribution paid by the Fund shortly after a purchase of shares will reduce the per share net asset value of the Fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, the shareholder will be subject to taxes with respect to such dividend or distribution.

      Distribution Option. Investors can choose from four different distribution options as indicated on the account Application:

(bullet) Reinvestment Option--Income dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund. If the investor does not indicate a choice on the Application, this option will be automatically assigned.

(bullet) Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each income dividend distribution.

(bullet) Cash Option--A check or wire will be sent for each income dividend and capital gain distribution.

(bullet) Direct Dividends Option--Dividends and capital gain distribution will be automatically invested in another identically registered SSgA Fund.

Distributions will be sent to a pre-designated bank by the Automatic Clearing House ("ACH") on the payable date.


                                      TAXES

    The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund will not be subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long term capital gains in excess of short term capital losses) to its shareholders. The Board intends to distribute each year substantially all of the Fund's net investment income and net capital gain.

    Dividends from net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net 20% gains and 28% gains are taxable as 20% gains or 28% gains regardless of the length of time a shareholder has held such shares and whether paid in cash or additional shares.

    Dividends and distributions may also be subject to state or local taxes. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

    The sale of Fund shares by a shareholder is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of portfolios of a mutual fund). Any loss incurred on the sale or exchange of Fund shares held for one year or more will be treated as a 20% loss or a 28% loss to the extent of capital gain dividends received with respect to such shares.

    Shareholders will be notified after each calendar year of the amounts of income dividends and net capital gains distributions and the percentage of a Fund's income attributable to US Treasury and agency obligations. The Fund is required to withhold a legally determined portion of all taxable dividends, distributions, and redemption proceeds payable to any noncorporate shareholder that does not provide the Fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

    The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.

                            VALUATION OF FUND SHARES

    Net Asset Value Per Share. The Fund determines net asset value once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Net asset value per share is computed by dividing the current value of the Fund's assets, less its liabilities, by the number of shares of the Fund outstanding and rounding to the nearest cent.

    Valuation of Fund Securities. With the exceptions noted below, the Fund values portfolio securities at market value. This generally means that equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sell price.

    Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Fixed income securities therefore may be valued using prices provided by a pricing service when such prices are determined by the Custodian to reflect the market value of such securities.

    International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

    Securities maturing within 60 days of the valuation date are valued at amortized cost unless the Board determines that the amortized cost method does not represent market value. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

    The Fund values securities for which market quotations are not readily available at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.


                             PURCHASE OF FUND SHARES

      Minimum Initial and Subsequent Investments and Account Balance. The Fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the Fund (other than IRA accounts) may be subject to redemption at the Fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value ("NAV") next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. The Fund reserves the right to reject any purchase order. Investors purchasing Fund assets through a pension or other participation plan should contact their plan administrator for further information on purchases.

      Offering Dates and Times. Fund shares may be purchased on any business day without a sales commission. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for Fund shares in Federal funds (or converted to Federal funds) must be received by the Transfer Agent prior to 4:00 p.m. Eastern time to be effective on the date received. The Fund reserves the right to reject any purchase order if payment for Fund shares has not been received by the Transfer Agent prior to 4:00 p.m. Eastern time.

      Order and Payment Procedures. There are several ways to invest in the Fund. The Fund requires a purchase order in good form, which consists of a completed and signed Application for each new account regardless of the investment method. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at (800) 647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317.

      Mail. For new accounts, please mail the completed Application and check in the return envelope provided. Additional investments should also be made by check. Investors must include the Fund name and account number on their checks, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds (or in the case of a retirement account, the check should be payable to the account's custodian or trustee). All purchase requests should be mailed to one of the following addresses:

       Regular Mail:                Registered, Express or Certified Mail:
       SSgA Funds                   SSgA Funds
       P.O. Box 8317                2 Heritage Drive
       Boston, MA  02266-8317       North Quincy, MA  02171


      All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.


      Telephone Exchange Privilege. Subject to the Fund's minimum investment requirement, investors may exchange a minimum of $100 of their Fund shares without charge for shares of any other SSgA Fund. To use this option, contact the Customer Service Department at (800) 647-7327. Shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. If the shares of the Fund were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the Fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss.

      Federal Funds Wire. An investor may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

   1. Telephoning the Customer Service Department at (800) 647-7327 between the hours of 8 a.m. and 4 p.m. Eastern time, and stating: (a) the investor's account registration number, address and social security or tax identification number; (b) the name of the Fund in which the investment is to be made and the account number; and (c) the amount being wired.

   2. Instructing the wiring bank to wire federal funds to:

         State Street Bank and Trust Company
         225 Franklin Street, Boston, MA 02110
         ABA #0110-0002-8
         DDA #9904-631-0
         SSgA Aggressive Equity Fund
         Account Number and Registration

      Failure to properly identify all wires, checks and transfers as indicated above may cause the Transfer Agent to delay, reject and or incorrectly apply the settlement of an investor's purchase.

      Systematic Investment Plan. Investors can make regular investments in the Fund with the Systematic Investment Plan by completing the appropriate section of the Application and attaching a voided personal check. Investors may make investments monthly, quarterly or annually by deducting $100 or more from their bank checking accounts. An investor may change the amount or stop systematic purchase at any time by calling the Customer Service Department at (800) 647-7327.

Investors must meet the Fund's minimum initial requirement before establishing the Systematic Investment Plan. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

      Systematic Exchange. The Fund offers the option of having a set amount exchanged within the SSgA Funds for accounts with identical registrations. Investors can choose the date, the frequency (monthly, quarterly or annually) and the amount. Exchanges may be done among the SSgA Funds once the initial investment per Fund has been satisfied.

      Third Party Transactions. Investors purchasing Fund shares through a program of services offered by a financial intermediary, such as a bank, broker-dealer, investment advisor or others, may be required by the intermediary to pay additional fees. Investors should contact the intermediary for information concerning what additional fees, if any, may be charged.

      In Kind Exchange of Securities. The Transfer Agent may, at its discretion, permit investors to purchase shares through the exchange of securities they hold. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least $10 million. Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--usually within 15 days following the purchase exchange.

      The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Fund, along with the securities.


                            REDEMPTION OF FUND SHARES


      Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request by following one of the methods described below. Payments will be made as soon as possible (but will ordinarily not exceed seven days) and will be mailed to the shareholder's address of record. Upon request, redemption proceeds will be wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If Fund shares were purchased by check or an automatic investment program ("AIP") and the shareholder elects to redeem shares within 15 days of such purchase, the shareholder may experience delays in receiving redemption proceeds. The Fund will generally postpone sending redemption proceeds from such investment until the Fund can verify that the check or AIP investment has been collected. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.


      Redemption requests must be received prior to 4:00 p.m. Eastern time in order be effective on the date received. Shareholder servicing agents with underlying shareholders in omnibus accounts who receive redemption requests by 4:00 p.m. Eastern time may transmit the request to the Transfer Agent by 9:00 a.m. Eastern time the next business day and receive the dividend as of the day the redemption request was originally made by the underlying shareholder.

      Telephone Redemption. Shareholders may normally redeem Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8:00 a.m. and 4:00 p.m. Eastern time. Shareholders must complete the appropriate section of the application and attach a voided check (if applicable) before utilizing this feature. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The Fund and the Transfer Agent will not be liable for executing instructions that are deemed to be authorized after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to the shareholder's address of record, if the address has not been changed within 60 days of the redemption request.

      By Wire. Proceeds exceeding $1,000 may be sent via wire transfer to the investor's pre-designated bank. Proceeds may be sent, depending on the Fund, on the same or the next day. Although the Fund does not charge a fee for this feature, the investor's bank may charge a fee for receiving the wire. Investors are advised to check with their bank before requesting this feature. Requests must be received prior to 4:00 p.m. The shares will be redeemed using that day's closing price, and the proceeds will be wired the following business day.

      Check. Proceeds less than $50,000 may be mailed only to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price (NAV). All proceeds by check will normally be sent the following business day.

      During periods of drastic economic or market changes, shareholders using this method may encounter delays. In such event, shareholders should consider using the mail redemption procedure described below.

      Mail. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A signature guarantee will be required if:

   1. The shareholder's address of record has changed within the past 60 days;

   2. The shareholder is redeeming more than $50,000 worth of shares; or

   3. The shareholder is requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

      Signature guarantees can usually be obtained from the following sources:

   1. A broker or securities dealer, registered with a domestic stock exchange;

   2. A federal savings, cooperative or other type of bank;

   3. A savings and loan or other thrift institution;

   4. A credit union; or

   5. A securities exchange or clearing agency.

      Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

              Seller            Requirements for Written Requests
        Owner of                (bullet) Letter of instruction, signed by all
        individual,                      persons authorized to sign for the
        joint, sole                      account stating general
        proprietorship,                  titles/capacity, exactly as the account
        UGMA/UTMA                        is registered; and
        (custodial
        accounts for            (bullet) Signature guarantee, if applicable (see
        minors) or general               above).
        partner accounts


        Owners of               (bullet) Letter of instruction signed by
        corporate or                     authorized person(s), stating capacity
        association accounts             as indicated by the corporate
                                         resolution;

                                (bullet) Corporate resolution, certified within
                                         the past 90 days; and

                                (bullet) Signature guarantee, if applicable (see
                                         above).


        Owners or trustees      (bullet) Letter of instruction, signed by all
        of trust accounts                trustees;

                                (bullet) If the trustees are not named in the
                                         registration, please provide a copy of
                                         the trust document certified within the
                                         past 60 days; and

                                (bullet) Signature guarantee, if applicable (see
                                         above).


        Joint tenancy           (bullet) Letter of instruction signed by
        shareholders whose               surviving tenant(s);
        co-tenants are
        deceased                (bullet) Certified copy of the death
                                         certificate; and

                                (bullet) Signature guarantee, if applicable (see
                                         above).

      Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

      The Fund may pay any portion of the redemption amount in excess of $250,000 by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash. Investors will incur brokerage charges on the sale of these portfolio securities. The Funds reserve the right to suspend the right of redemption or postpone the date of payment if emergency conditions, as specified in the 1940 Act or as determined by the Securities and Exchange Commission, should exist.


                               GENERAL MANAGEMENT

    The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Fund.


    Advisory Agreement. The Investment Company employs State Street, through its division State Street Global Advisors, to furnish investment services to the Fund. State Street is one of the largest providers of securities processing and recordkeeping services for US mutual funds and pension funds. State Street Global Advisors is the investment management business of State Street, a 200 year old pioneer and leader in the world of financial services. State Street Global Advisors is a wholly owned subsidiary of State Street Corporation a publicly held bank holding company. State Street, with over $430 billion (US) under management as of August 10, 1998, provides complete global investment management services from offices in Atlanta; Boston; Brussels; Clearwater, Florida; Dubai; Geneva; Hong Kong; London; Prague; Minneapolis; Montpellier; Montreal; Munich; Paris; San Francisco; Santiago; Sydney; Tokyo; Toronto; Vienna; and Zurich.

    Advisor, subject to Board supervision, directs the investment of the Fund in accordance with the Fund's investment objective, policies and restrictions. Mr. Richard B. Weed, Principal--US Active Equity--is the portfolio manager primarily responsible for investment decisions regarding the Fund. Mr. Weed joined SSgA in November 1995. His responsibilities include research, product development, and portfolio management for the US Active strategy. Mr. Weed joined State Street in March 1994. He holds an MS in Finance and Accounting from the MIT Sloan School of Management, as MS in Chemical Engineering from Northeastern University, and an BS in Chemical Engineering from Worcester Polytechnic Institute. Mr. Weed is a member of the Boston Security Analysts Society and is also a Level 3 CFA candidate. There are seven other portfolio managers who assist in managing the Fund. For these services, the Fund pays Advisor a fee, calculated daily and paid monthly, as described on the Fund's operating expense table.


    The Glass-Steagall Act prohibits a depository state chartered bank such as Advisor from engaging in the business of issuing, underwriting, selling or distributing certain securities. The activities of Advisor in informing its customers of the Fund, performing investment and redemption services and providing custodian, transfer, shareholder servicing, dividend disbursing and investment advisory services may raise issues under these provisions. Advisor has been advised by its counsel that its activities in connection with the Fund are consistent with its statutory and regulatory obligations. The shares offered by this Prospectus are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

    Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund. If Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the Fund may occur. It is not expected by Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

    State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of April 15, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

    Under State Street Global Advisors' Code of Ethics, State Street Global Advisors' employees in Boston (where investment management operations are conducted) who are deemed to have access to management information are only permitted to engage in personal securities transactions which do not involve securities which the Advisor had recommended for purchase or sale, or purchased or sold, on behalf of its clients. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Advisor.


    Administration Agreement. Frank Russell Investment Management Company ("Administrator") serves as administrator of the Fund. Administrator currently serves as investment manager and administrator to 32 mutual funds with assets of $13 billion as of August 20, 1998, and acts as administrator to 25 mutual funds, including the Fund, with assets of $13.8 billion as of August 20, 1998.


    Pursuant to the Administration Agreement with Investment Company, Administrator will: (1) supervise all aspects of the Fund's operations; (2) provide the Fund with administrative and clerical services, including the maintenance of certain of the Fund's books and records; (3) arrange the periodic updating of the Fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For these services, the Fund and Investment Company's other domestic investment portfolios pay Administrator a combined fee that on an annual basis is equal to the following percentages of their average aggregate daily net assets: $0 to and including $500 million --
 .06%; over $500 million to and including $1 billion -- .05%; and over $1 billion -- .03%. The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. Further, the administration fee paid by the Investment Company will be reduced by the sum of certain distribution related expenses, up to certain maximum percentages, as follows: (1) 5% from January 1, 1998 to December 31, 1998; and (2) 0% from January 1, 1999 thereafter.

    Administrator also provides administrative services in connection with the registration of shares of Investment Company with those states in which its shares are offered or sold. Compensation for such services is on a "time spent" basis. Investment Company will pay all registration, exemptive application, renewal and related fees and reasonable out-of-pocket expenses.

     Officers and employees of the Administrator and Distributor are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Confidentiality Manual and Code of Ethics adopted by the Investment Company, Administrator and Distributor. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with Securities and Exchange Commission rules and regulations.

    Distribution Services and Shareholder Servicing Arrangements. Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc., a wholly owned subsidiary of Administrator, serves as distributor for all Fund shares.

    The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Fund's average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity which is intended to result in the sale and retention of Fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

    Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Under the Service Agreements, the Service Organizations may provide various services for such customers including: answering inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Service Organizations; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation. Service Organizations may receive from the Fund, for shareholder servicing, monthly fees at a rate that shall not exceed .20% per annum of the average daily net asset value of the Fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

    The Investment Company has entered into Service Agreements with the Advisor and the following entities related to the Advisor: State Street Brokerage Services, Inc. ("SSBSI"), Metropolitan Division of Commercial Banking ("Commercial Banking"), Retirement Investment Services ("RIS") Division and State Street Solutions ("Solutions"). The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee each year. These agreements are reviewed annually by the Board of Trustees.

    Payments to the Distributor, as well as payments to Service Organizations from a Fund are not permitted by the Plan to exceed .25% of the Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

                                  FUND EXPENSES


      The Fund will pay all of its expenses other than those expressly assumed by Advisor and Administrator. The principal expenses of the Fund is the annual advisory fee payable to Advisor and distribution and shareholder servicing expenses. Other expenses include: (1) taxes, if any; (2) expenses for legal, auditing and financial accounting services; (3) expense of preparing (including typesetting, printing and mailing) reports, prospectuses and notices to existing shareholders; (4) administrative fees; (5) custodian fees; (6) expense of issuing and redeeming Fund shares; (7) the cost of registering Fund shares under federal and state laws; (8) shareholder meetings and related proxy solicitation expenses; (9) the fees, travel expenses and other out-of-pocket expenses of Trustees who are not affiliated with Advisor or any of its affiliates; (10) insurance, interest, brokerage and litigation costs; (11) extraordinary expenses as may arise, including expenses incurred in connection with litigation proceedings and claims and the legal obligations of Investment Company to indemnify its Trustees, officers, employees, shareholders, distributors and agents; and (12) other expenses properly payable by the Fund.



                            PERFORMANCE CALCULATIONS

    From time to time the Fund may advertise its total return. The total return of a Fund refers to the average annual compounded rates of return from a hypothetical investment in the Fund over one-, five- and ten-year periods or for the life of the Fund (as stated in the advertisement), assuming the reinvestment of all dividend and capital gain distributions.

    Comparative performance information may be used from time to time in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Wall Street Journal Score Card, Morningstar, or other industry publications, business periodicals, rating services and market indices. The Fund may also advertise nonstandardized performance information which is for periods in addition to those required to be presented.

    Total return and other performance figures are based on historical earnings and are not indications of future performance.


                             ADDITIONAL INFORMATION


    Custodian, Transfer Agent and Independent Accountants. State Street holds all portfolio securities and cash assets of the Fund, provides portfolio recordkeeping services and serves as the Fund's transfer agent ("Transfer Agent") and custodian ("Custodian"). State Street is authorized to deposit securities in securities depositories or to use the services of subcustodians. State Street has no responsibility for the supervision and management of the Fund except as investment advisor. Effective July 1, 1998, Coopers & Lybrand L.L.P., and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP, which is Investment Company's independent accountants.


    Reports to Shareholders and Shareholder Inquiries. Shareholders will receive unaudited semiannual financial statements and annual financial statements audited by Investment Company's independent accountants. Shareholder inquiries regarding the Prospectus, financial statements and shareholder balances may be made by calling Distributor at (800) 647-7327.

    Organization, Capitalization and Voting. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended.

    Investment Company issues shares divisible into an unlimited number of series (or funds), each of which is a separate trust under Massachusetts law. The Fund is one such series.

    The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

    Each Fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund vote unless otherwise required by the 1940 Act or the Master Trust Agreement. The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and a Trustee may be removed at any time by a vote of two-thirds of the Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.

    Investment Company does not issue share certificates for the Fund. Transfer Agent sends shareholders of the Fund statements concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

                                  SSgA FUNDS
                           One International Place
                         Boston, Massachusetts 02110


INVESTMENT ADVISOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


DISTRIBUTOR
Russell Fund Distributors, Inc.
One International Place
Boston, Massachusetts  02110


ADMINISTRATOR
Frank Russell Investment Management Company
909 A Street
Tacoma, Washington 98402


LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109



INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109

                                   SSgA FUNDS


                             SSgA Money Market Fund

                      SSgA US Government Money Market Fund

                         SSgA Tax Free Money Market Fund

                             SSgA S&P 500 Index Fund

                               SSgA Small Cap Fund


                            SSgA Special Equity Fund


                             SSgA Matrix Equity Fund

                              SSgA Yield Plus Fund

                           SSgA Growth and Income Fund

                             SSgA Intermediate Fund

                         SSgA Active International Fund

                           SSgA Emerging Markets Fund

                              SSgA Bond Market Fund

                         SSgA Life Solutions Growth Fund

                        SSgA Life Solutions Balanced Fund

                    SSgA Life Solutions Income and Growth Fund

                   SSgA International Growth Opportunities Fund

                            SSgA High Yield Bond Fund

                          SSgA Real Estate Equity Fund

                           SSgA Aggressive Equity Fund

                                                   Filed pursuant to Rule 485(b)
                                                    File Nos. 33-19229; 811-5430


                                   SSgA FUNDS

                             One International Place
                           Boston, Massachusetts 02110
                                 (800) 647-7327

                       STATEMENT OF ADDITIONAL INFORMATION

                             AGGRESSIVE EQUITY FUND



                                September 1, 1998



    SSgA Funds ("Investment Company") is a registered open-end investment company organized as a Massachusetts business trust offering shares of beneficial interest in separate investment portfolios. In addition, each series of the Investment Company is diversified as defined under the Investment Company Act of 1940, as amended (the "1940 Act").


    This Statement of Additional Information supplements or describes in greater detail the Investment Company and the SSgA Aggressive Equity Fund (the "Fund") as contained in the Fund's Prospectus dated September 1, 1998. This
Statement is not a Prospectus and should be read in conjunction with the Fund's Prospectus, which may be obtained by telephoning or writing Investment Company at the number or address shown above.

                              TABLE OF CONTENTS

                                                                   Page
                                                                   ----
Structure and Governance............................................ 3

      Organization and Business History............................. 3
      Shareholder Meetings.......................................... 4
      Controlling Shareholders...................................... 4
      Principal Shareholders........................................ 4
      Trustees and Officers......................................... 4

Operation of Investment Company..................................... 6

      Service Providers............................................. 6
      Advisor....................................................... 6
      Administrator................................................. 7
      Distributor................................................... 7
      Custodian and Transfer Agent.................................. 7
      Independent Accountants....................................... 7
      Distribution Plan............................................. 7
      Federal Law Affecting State Street............................ 8
      Valuation of Fund Shares...................................... 8
      Brokerage Practices........................................... 9
      Portfolio Turnover Rate....................................... 10
      Total Return Quotations....................................... 10

Investments......................................................... 10

      Investment Restrictions....................................... 10
      Investment Policies........................................... 12
      Hedging Strategies and Related Investment Techniques.......... 14

Taxes .............................................................. 18

Financial Statements................................................ 20

Appendix:  Description of Securities Ratings........................ 21

                          STRUCTURE AND GOVERNANCE

    Organization and Business History. Investment Company was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended. Investment Company is authorized to issue shares of beneficial interest, par value $.001 per share, which may be divided into one or more series, one of which is the Fund. The Investment Company share evidences pro rata ownership interest in a different investment portfolio, or "Fund." The Fund is one such investment portfolio. The Trustees may create additional Funds at any time without shareholder approval.

    As of the date of this Statement of Additional Information, Investment Company is comprised of the following investment portfolios, each of which commenced operations on the date set forth below the portfolio's name:



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       SSgA Money Market Fund                            May 2, 1988
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       SSgA US Government Money Market Fund             March 1, 1991
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       SSgA Matrix Equity Fund                           May 4, 1992
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       SSgA Small Cap Fund                               July 1, 1992
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       SSgA Yield Plus Fund                            November 9, 1992
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       SSgA S&P 500 Index Fund                        December 30, 1992
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       SSgA Growth and Income Fund                    September 1, 1993
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       SSgA Intermediate Fund                         September 1, 1993
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       SSgA US Treasury Money Market Fund              December 1, 1993
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       SSgA Prime Money Market Fund                   February 22, 1994
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       SSgA Emerging Markets Fund                       March 1, 1994
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       SSgA Tax Free Money Market Fund                 December 1, 1994
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       SSgA Active International Fund                   March 7, 1995
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       SSgA Bond Market Fund                           February 7, 1996
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       SSgA Life Solutions Balanced Fund                 July 1, 1997
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       SSgA Life Solutions Growth Fund                   July 1, 1997
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       SSgA Life Solutions Income and Growth Fund        July 1, 1997
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       SSgA Special Equity Fund                         April 30, 1998
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       SSgA High Yield Bond Fund                        April 30, 1998
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       SSgA International Growth Opportunities Fund     April 30, 1998
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       SSgA Real Estate Equity Fund                     April 30, 1998
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       SSgA US Treasury Obligations Fund                      *
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       SSgA International Pacific Index Fund                  *
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       SSgA Aggressive Equity Fund                            *
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    *As of the date of this Statement of Additional Information, these portfolios have not commenced operations.

    Prospectuses for these investment portfolios may be obtained by calling Investment Company's distributor, Russell Fund Distributors, Inc., at (800) 647-7327, or at its Internet Web Site at www.ssgafunds.com.

    Investment Company is authorized to divide shares of any series into two or more classes of shares. The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase fund provisions and conditions under which any Fund may have separate voting rights or no voting rights. Each class of shares of a Fund is entitled to the same rights and privileges as all other classes of the Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund's portfolio securities. Shares of the Money Market, US Government Money Market and Tax Free Money Market Funds are divided into Classes A, B and C.

    Any amendment to the Master Trust Agreement that would materially and adversely affect shareholders of Investment Company as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of Investment Company or the Fund, respectively. All other amendments may be effected by Investment Company's Board of Trustees.

    Under certain unlikely circumstances, and as is the case with any Massachusetts business trust, a shareholder of the Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, or other undertaking of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk to shareholders of incurring financial loss beyond their investments is limited to circumstances in which the Fund itself would be unable to meet its obligations.

    Shareholder Meetings. Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees;
(2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

    Controlling Shareholders. The Trustees have the authority and responsibility to manage the business of Investment Company. Trustees hold office until they resign or are removed by, in substance, a vote of two-thirds of Investment Company shares outstanding. State Street may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of April 15, 1998, State Street held of record less than 25% of the issued and outstanding shares of Investment Company in connection with its discretionary accounts. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

    The Trustees and officers of Investment Company, as a group, own less than 1% of Investment Company's voting securities.

    Frank Russell Investment Management Company ("Administrator"), Investment Company's administrator, will be the sole shareholder of the Fund until such time as the Fund has public shareholders and therefore may be deemed a controlling person.

    Trustees and Officers. The Board of Trustees is responsible for overseeing generally the operation of the Fund. The officers, all of whom are employed by, and are officers of, Administrator or its affiliates, are responsible for the day-to-day management and administration of the Fund's operations.

    Trustees who are not officers or employees of State Street or its affiliates are paid $55,500 each fiscal year and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. Investment Company's officers and employees are paid by Administrator or its affiliates.

    The following lists Investment Company's Trustees and officers, their positions with Investment Company, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with Investment Company. The mailing address for all Trustees and officers affiliated with Investment Company is the SSgA Funds, 909 A Street, Tacoma, WA 98402.

    An asterisk (*) indicates that a Trustee is an "interested person" of the Investment Company, as defined in the 1940 Act.

    *Lynn L. Anderson, Trustee, Chairman of the Board, President and Treasurer. Born 4/22/39. Trustee, President and Chief Executive Officer, Russell Insurance Funds (investment company). Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc. Trustee, President and Chief Executive Officer, Frank Russell Investment Company (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman, Frank Russell Investment Company Public Limited Company; November 1995 to February 1997, Director, Frank Russell Company; Director and Chairman of the Board, Frank Russell Company (Delaware); Director, Frank Russell Company; March 1989 to June 1993, Director, Frank Russell Company, Director of Frank Russell Investments (Ireland) Limited; Director and Chairman, Frank Russell Investment Company Public Limited Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).

    William L. Marshall, Trustee. Born 12/12/42. 33 West Court Street, Doylestown, PA 18901. Chief Executive Officer and President, Wm. L. Marshall Associates, Inc. (a registered investment advisor and provider of financial and related consulting services); Certified Financial Planner; Member, Registry of Financial Planning Practitioners; and Advisory Committee, International Association for Financial Planning Broker-Dealer Program. Member, Institute of Certified Financial Planners. Registered Representative for Securities with FSC Securities Corp., Marietta, Georgia.

    *Steven J. Mastrovich, Trustee. Born 11/3/56. 350 Park Avenue, 15th Floor, New York, NY 10022. Partner, Squire, Sanders & Dempsey (law firm). From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm). From 1990 to 1994, Partner, Warner & Stackpole (law firm).

    Patrick J. Riley, Trustee. Born 11/30/48. 21 Custom House Street, Boston, MA 02110. Partner, Riley, Burke & Donahue (law firm).

    Richard D. Shirk, Trustee. Born 10/31/45. 3350 Peachtree Road, N.E., Atlanta, GA 30326. President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia. 1990 to 1992, President, Champions Group Resources--Business Management and Employee Benefits Consulting; 1990, Senior Vice President, Employee Benefits Division, Cigna Corporation (providing and insuring group life, health and disability employee benefit products and services); from 1986 to 1990, Senior Vice President, EQUICOR-Equitable HCA Corporation (providing and insuring group life, health and disability employee benefit products and services).


    Bruce D. Taber, Trustee. Born 4/25/43. 26 Round Top Road, Boxford, MA 01921. Consultant, Computer Simulation, General Electric Industrial Control Systems. Prior to that, President, A.B. Reed, Inc. - Engineers, Architects, Planners. Prior to that, Vice President, Instrumentation and Controls, A.B. Reed., Inc.


    Henry W. Todd, Trustee. Born 5/4/47. 111 Commerce Drive, Montgomeryville, PA 18936. President and Director, Zink & Triest Co., Inc. (dealer in vanilla flavor materials); Director, A.M. Todd Co. and Flavorite Laboratories.

    J. David Griswold, Vice President and Secretary. Born 8/24/57. Assistant Secretary and Associate General Counsel, Frank Russell Investment Management Company, Russell Fund Distributors, Inc., Frank Russell Capital

Inc., Frank Russell Company and Russell Fiduciary Services Company; Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc.; Secretary, Frank Russell Canada Limited/Limitee.




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                             Total Annual
                             Compensation
                            from Investment
                          Company per Fiscal
             Trustee             Year
        ---------------------------------------
        Lynn L. Anderson          $0
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        William L. Marshall     $55,500
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        Steven J. Mastrovich    $55,500
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        Patrick J. Riley        $55,500
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        Richard D. Shirk        $55,500
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        Bruce D. Taber          $55,500
        ---------------------------------------
        Henry W. Todd           $55,500
        =======================================



================================================================================
                Name of                      Amount of Total Annual Trustee
          SSgA Fund Portfolio            Compensation Attributable to Portfolio
                                          For the Fiscal Year Ending August 31,
                                                          1997
--------------------------------------------------------------------------------
Money Market Fund                                      $145,713
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US Government Money Market                               27,105
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Matrix Equity                                            11,510
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S&P 500 Index                                            32,172
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Small Cap                                                 3,009
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Yield Plus                                               30,865
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Bond Market                                               1,659
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Emerging Markets                                          6,598
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US Treasury Money Market                                 12,089
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Growth & Income                                           2,247
--------------------------------------------------------------------------------
Intermediate                                              1,544
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Prime Money Market                                       41,380
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Tax Free Money Market                                     3,895
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Active International                                      2,315
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Real Estate Equity (1)
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High Yield Bond (1)
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Special Equity (1)
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Aggressive Equity (1)
================================================================================


(1) These portfolios were either not operational or did not operate a full year during fiscal 1997.


                       OPERATION OF INVESTMENT COMPANY

    Service Providers. Most of the Fund's necessary day-to-day operations are performed by separate business organizations under contract to Investment Company. The principal service providers are:


      Investment Advisor, Custodian
        and Transfer Agent:       State Street Bank and Trust Company
      Administrator:              Frank Russell Investment Management Company
      Distributor:                Russell Fund Distributors, Inc.
      Independent Accountants:    PricewaterhouseCoopers LLP


    Advisor. State Street Bank and Trust Company ("State Street" or "Advisor") serves as the Fund's investment advisor pursuant to an Advisory Agreement dated April 12, 1988 ("Advisory Agreement"). State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street's address is 225 Franklin Street, Boston, MA 02110.

      Under the Advisory Agreement, Advisor directs the Fund's investments in accordance with its investment objectives, policies and limitations. For these services, the Fund pays a fee to Advisor at the rates stated in the Prospectus.

    The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance. The Agreement may be terminated by Advisor or a Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

    Administrator. Frank Russell Investment Management Company ("Administrator") serves as the Fund's administrator, pursuant to an Administration Agreement dated April 12, 1988 ("Administration Agreement"). A description of the services provided under the Administration Agreement and the basis for computing fees for such services is provided in the Fund's Prospectus.

    The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by Administrator or any Fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

    Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Toronto, London, Tokyo, Sydney, Paris, Zurich and Auckland, and have approximately 1,200 officers and employees. Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402.

    Distributor. Russell Fund Distributors, Inc. ("Distributor") serves as the distributor of Fund shares pursuant to a Distribution Agreement dated April 12, 1988 ("Distribution Agreement"). Distributor is a wholly owned subsidiary of Administrator. Distributor's mailing address is One International Place, Boston, MA 02110.

    Custodian and Transfer Agent. State Street serves as the custodian ("Custodian") and transfer agent ("Transfer Agent") for Investment Company. State Street also provides the basic portfolio recordkeeping required by Investment Company for regulatory and financial reporting purposes. For Custodian services, State Street is paid an annual fee in accordance with the following: custody services--a fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each Fund: $0 up to $1.5 billion--0.02%, over $1.5 billion--0.015% (for purposes of calculating the break point, the assets of all domestic Funds are aggregated); securities transaction charges from $6.00 to $25.00 per transaction; Eurodollar transaction fees ranging from $110.00 to $125.00 per transaction; monthly pricing fees of $375.00 per investment portfolio and from $4.00 to $16.00 per security, depending on the type of instrument and the pricing service used; and a multiple class fee of $18,000 per year for each additional class of shares; and yield calculation fees of $350.00 per non-money market portfolio per year. For Transfer and Dividend Disbursing Agent services, State Street is paid the following annual account services fees: $9.00 open account fee; $1.50 closed account fee; fund minimum per portfolio for one to four portfolios--$36,000, five to six portfolios--$24,000, and over six portfolios $18,000. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street will apply a $5.00 fee to each telephone transaction (purchase or redemption), which is applied against the monthly billing. State Street is reimbursed by each Fund for supplying certain out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes, and freight.


    Independent Accountants. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP, which serves as the Investment Company's independent accountants. PricewaterhouseCoopers is responsible for performing annual audits of the financial statements and financial highlights in accordance with generally accepted auditing standards, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers is One Post Office Square, Boston, MA 02109.

    Distribution Plan. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which the Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. The Rule provides that the Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, the Fund has adopted an active distribution plan (the "Plan"), which is described in the Fund's Prospectus.

    The Plan provides that the Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for the Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

    Under the Plan, the Fund may also enter into agreements ("Service Agreements") with financial institutions, which may include Advisor ("Service Organizations"), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations. Such arrangements are more fully described in the Fund's Prospectus under "Distribution Services and Shareholder Servicing."

    Federal Law Affecting State Street. The Glass-Steagall Act of 1933 prohibits state chartered banks such as State Street from engaging in the business of underwriting, selling or distributing certain securities, and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of State Street in informing its customers of the Fund, performing investment and redemption services, providing custodian, transfer, shareholder servicing, dividend disbursing, agent servicing and investment advisory services, may raise issues under these provisions. State Street has been advised by its counsel that its activities in connection with the Fund contemplated under this arrangement are consistent with its statutory and regulatory obligations.

    Valuation of Fund Shares. Net asset value per share is calculated once each business day for the Fund as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for business. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m., Eastern time, on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of the Fund's share when shareholders do not have the ability to purchase or redeem shares. Therefore, events affecting the values of foreign securities trading in foreign markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of its net asset value unless the Board of Trustees determines that the particular event would materially affect the Fund's net asset value, in which case an adjustment would be made.

    With the exceptions noted below, the Fund values portfolio securities at fair market value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price. Futures contracts are valued on the basis of the last reported sales price.

    Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are determined by Custodian to reflect the fair market value of such securities.

    International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of best bid or official bid, as determined by the relevant securities exchange. In the absence of a last sale or best or official bid price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.

    The Fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

    For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

    Brokerage Practices. All portfolio transactions are placed on behalf of the Fund by Advisor. Advisor ordinarily pays commissions when it executes transactions on a securities exchange. In contrast, there is generally no stated commission on the purchase or sale of securities traded in the over-the-counter markets, including most debt securities and money market instruments. Rather, the price of such securities includes an undisclosed commission in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

    Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by Advisor. The Advisory Agreement provides, in substance and subject to specific directions from officers of Investment Company, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Ordinarily, securities will be purchased from primary markets, and Advisor shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and other transactions on a continuing basis.

    The Advisory Agreement authorizes Advisor to select brokers or dealers to execute a particular transaction, including principal transactions, and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or Advisor (or its affiliates). Advisor is authorized to cause the Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Fund or Advisor, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided--viewed in terms of that particular transaction or in terms of all the accounts over which Advisor exercises investment discretion.

    The Trustees periodically review Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the prices paid by the Fund over representative periods of time to determine if such prices are reasonable in relation to the benefits provided to the Fund. Certain services received by Advisor attributable to a particular Fund transaction may benefit one or more other accounts for which Advisor exercises investment discretion, or an investment portfolio other than that for which the transaction was effected. Advisor's fees are not reduced by Advisor's receipt of such brokerage and research services.

    Portfolio Turnover Rate. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.


    Total Return Quotations. The Fund computes average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission. Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the funds as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                   P(1+T)((n)) = ERV

    where:  P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
          ERV = ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

    The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

    Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

                                 INVESTMENTS

    The non-fundamental investment objective of the Fund is set forth in its Prospectus. The investment objective may be changed with the approval of a majority of the Fund's Board of Trustees, with at least 60 days' prior notice to shareholders. In addition to that investment objective, the Fund also has certain fundamental investment restrictions, which may be changed only with the approval of a majority of the shareholders of the Fund, and certain nonfundamental investment restrictions and policies, which may be changed by the Fund without shareholder approval.

Investment Restrictions

    The Fund is subject to the following investment restrictions. Restrictions 1 through 6 are fundamental and restrictions 7 through 9 are nonfundamental. Unless otherwise noted, these restrictions apply at the time an investment is made. The Fund will not:

    (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

    (2) Borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time a Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

    (3) Pledge, mortgage or hypothecate its assets. However, a Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above.

    (4) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets and to not more than 10% of the outstanding voting securities of such issuer.

    (5) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund's total assets.

    (6) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

    (7) Purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

    (8) Invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund's shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.

    (9) Invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration.

     With respect to the industry concentration outlined in the Prospectus, the Advisor treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.

Investment Policies

    The Fund may invest in the following instruments:

    US Government Obligations. The types of US Government obligations in which the Fund may at times invest include: (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and
(2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export--Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law. The Fund may purchase US Government obligations on a forward commitment basis.

    Repurchase Agreements. The Fund may enter into repurchase agreements with financial institutions. Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by Custodian until repurchased. Repurchase agreements assist the Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness is continually monitored and found satisfactory by Advisor.

    Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions". Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a Fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by Custodian on the Fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.

    Forward Commitments. The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund's ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests. A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

    When-Issued Transactions. New issues of securities are often offered on a when-issued basis. This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them. The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

    The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but a Fund may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund's records. For the purpose of determining the adequacy of these securities the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. The Fund will not invest more than 25% of its net assets in when-issued securities.

    Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a "when-issued" basis, there will be a greater possibility of fluctuation in the Fund's net asset value.

    When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

    Section 4(2) Commercial Paper. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Board of Trustees, Advisor may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

    American Depository Receipts (ADRs). The Fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject.

    Warrants. The Fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.


Hedging Strategies and Related Investment Techniques

     The Fund may seek to hedge their portfolios against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, options on futures and forward foreign currency exchange transactions. The Fund has authority to write (sell) covered call and put options on their portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The Fund may enter into such options and futures transactions either on exchanges or in the over-the-counter ("OTC") markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), Advisor believes that, because the Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Fund will not subject the Fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the Fund is intended to reduce the volatility of the net asset value of the Fund's shares, the Fund's net asset value will nevertheless fluctuate. There can be no assurance that the Fund's hedging transactions will be effective.

     Writing Covered Call Options. The Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

     Writing Covered Put Options. The Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

     When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     The Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Purchasing Put Options. The Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund will not purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

     Purchasing Call Options. The Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Fund will purchase call options only in connection with "closing purchase transactions."

     Stock Index Options and Financial Futures. The Fund is authorized to engage in transactions in stock index options and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. The Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment. The Fund's investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodity Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to the Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC, the Fund will not make such investments.

     The Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts, a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with debt securities in which it invests, if any. Transactions by the Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

     The Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may partially or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

     The Fund also is authorized to purchase and write call and put options on futures contracts and stock indices in connection with its hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) during which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

     The Fund is also authorized to engage in options and futures transactions on US and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

     The Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-US dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund. As an illustration, a Fund may use such techniques to hedge the stated value in US dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for US dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the US dollar will tend to be offset by an increase in the value of the put option.

     Restrictions on the Use of Futures Transactions. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

     Regulations of the CFTC applicable to the Fund require that all of the Fund's futures and options on futures transactions constitute bona fide hedging transactions and that the Fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

     Restrictions on OTC Options. The Fund will engage in OTC options, including OTC stock index options, OTC foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Fund will acquire only those OTC options for which Advisor believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

     The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the Fund; (3) margin deposits on the Fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the Fund that are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of the Fund, taken at market value. However, if an OTC option is sold by the Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

     Asset Coverage for Futures and Options Positions. The Fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either:
(1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meeting redemption requests or other current obligations.

     Risk Factors in Options, Futures, Forward and Currency Transactions. Utilization of options and futures transactions to hedge the Fund's portfolios involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

     The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

     The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

                                    TAXES

    The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). As a RIC, the Fund will not be liable for federal income taxes on taxable net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) that it distributes to its shareholders, provided that the Fund distributes annually to its shareholders at least 90% of its net investment income and net short-term capital gain for the taxable year ("Distribution Requirement"). For a Fund to qualify as a RIC it must abide by all of the following requirements: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US Government securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the total assets of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than US Government securities or the securities of other RICs) of any one issuer.

    The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

    If a shareholder receives a distribution taxable as a 20% gain or a 28% gain with respect to shares of a Fund and redeems or exchanges the shares without having held the shares for more than one year, then any loss on the redemption or exchange will be treated as a 20% loss or a 28% loss to the extent of the respective capital gain distribution.

    Issues Related to Hedging and Option Investments. A Fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund's income for purposes of the Income Requirement and the Distribution Requirement, and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

    Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which would entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known.

    If the Fund invests in an entity that is classified as a passive foreign investment company ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. The Fund can elect to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom.

    Foreign shareholders should consult with their tax advisors as to if and how the federal income tax and its withholding requirements applies to them.

    State and Local Taxes. Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

    The foregoing discussion is only a summary of certain federal income tax issues generally affecting the Fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the Fund with the investor's tax advisor.


                            FINANCIAL STATEMENTS

    Unaudited financial statements, including notes to the financial statements and financial highlights, will be available within four to six months from the later of the date of this Statement of Additional Information or the date on which the Fund first accept a subscription from an unaffiliated shareholder. Audited financial statements will be available within 60 days following the end of the Fund's then current fiscal year. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

                                   APPENDIX

                      DESCRIPTION OF SECURITIES RATINGS

Ratings of Debt Instruments

     Moody's Investors Service, Inc. ("Moody's") -- Long Term Debt Ratings.

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

     Standard & Poor's Corporation ("S&P"). The ratings are based, in varying degrees, on the following considerations: (1) The likelihood of default -- capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Ratings of Commercial Paper

     Moody's. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     (bullet) Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

              (bullet) Leading market positions in well-established industries.

              (bullet) High rates of return on funds employed.

              (bullet) Conservative capitalization structure with moderate reliance on debt and ample asset protection.

              (bullet) Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

              (bullet) Well-established access to a range of financial markets and assured sources of alternate liquidity.

     (bullet) Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     (bullet) Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     (bullet) Issuers rated Not Prime do not fall within any of the Prime rating categories.

     S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     Fitch's Investors Service, Inc. ("Fitch"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

     F-1 -- This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

     F-2 -- Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

     Duff and Phelps, Inc. Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

     Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

        Good Grade. Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

        Satisfactory Grade. Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

        Non-Investment Grade. Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

        Default. Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

     IBCA, Inc. In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

    IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

    Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While these data cannot be disclosed in reports, they are taken into account when assigning our ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

    IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

    A1+--Obligations supported by the highest capacity for timely repayment.

    A1--Obligations supported by a very strong capacity for timely repayment.

    A2--Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    B1--Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

    B2--Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

    C1--Obligations for which there is an inadequate capacity to ensure timely repayment.

    D1--Obligations which have a high risk of default or which are currently in default.

                            PART C: OTHER INFORMATION

Item 22.  Financial Statements
          --------------------

          Part A -- None.

          Part B -- None.

Item 23.  Exhibits
          --------

                                                                               INCORPORATED BY REFERENCE
                        NAME OF EXHIBIT                                            OR EXHIBIT NUMBER
1.      First Amended and Restated
        Master Trust Agreement                                          Post-Effective Amendment #35 (12/29/95)
        (a) Amendment No. 1                                             Post-Effective Amendment #35 (12/29/95)
        (b) Amendment No. 2                                             Post-Effective Amendment #35 (12/29/95)
        (c) Amendment No. 3                                             Post-Effective Amendment #35 (12/29/95)
        (d) Amendment No. 4                                             Post-Effective Amendment #35 (12/29/95)
        (e) Amendment No. 5                                             Post-Effective Amendment #35 (12/29/95)
        (f) Amendment No. 6                                             Post-Effective Amendment #35 (12/29/95)
        (g) Amendment No. 7                                             Post-Effective Amendment #35 (12/29/95)
        (h) Amendment No. 8                                             Post-Effective Amendment #35 (12/29/95)
        (i) Amendment No. 9                                             Post-Effective Amendment #40 (4/10/97)
        (j) Amendment No. 10                                            Post-Effective Amendment #43 (2/4/98)
        (k) Amendment No. 11                                            Exhibit 1(k)

2.      Bylaws                                                          Post-Effective Amendment #42 (12/24/97)

3.      Voting Trust Amendment                                          None

4.      Specimen Security                                               None

5.(a)   Investment Advisory Agreement                                   Post-Effective Amendment #35 (12/29/95)
  (b)   Letter agreement incorporating the Yield Plus and Bond          Post-Effective Amendment #35 (12/29/95)
        Market Funds within the Investment Advisory Agreement
  (c)   Letter agreement incorporating the US Treasury Money            Post-Effective Amendment #35 (12/29/95)
        Market and US Treasury Obligations Funds within the
        Investment Advisory Agreement
  (d)   Letter agreement incorporating the Growth and Income and
        Post-Effective Amendment #35 (12/29/95) Intermediate Funds
        within the Investment Advisory Agreement
  (e)   Letter agreement incorporating the Emerging Markets Fund        Post-Effective Amendment #35 (12/29/95)
        and the Prime Money Market Fund within the Investment
        Advisory Agreement
  (f)   Letter agreement incorporating the Tax Free Money Market        Post-Effective Amendment #35 (12/29/95)
        Fund within the Investment Advisory Agreement
  (g)   Letter agreement incorporating the Small Cap, Active            Post-Effective Amendment #35 (12/29/95)
        International and Real Estate Equity Funds within the
        Investment Advisory Agreement
  (h)   Letter agreement incorporating the Life Solutions Growth,       Post-Effective Amendment #41 (6/2/97)
        Balanced and Income and Growth Funds within the
        Investment Advisory Agreement
  (i)   Letter agreement incorporating the SSgA Special,                Post-Effective Amendment #45 (4/28/98)
        International Growth Opportunities and High Yield Bond
        Funds within the Investment Advisory Agreement
  (j)   Letter agreement incorporating the SSgA Aggressive Equity       Exhibit 5(j)
        Fund within the Investment Advisory Agreement

6.       Distribution Agreements
(a)      Distribution Agreement (Class A Shares)                        Post-Effective Amendment #35 (12/29/95)
(a)(i)   Letter agreement incorporating the Yield Plus and Bond         Post-Effective Amendment #35 (12/29/95)
         Market Funds within the Distribution Agreement


(a)(ii)   Letter agreement incorporating the US Treasury Money          Post-Effective Amendment #35 (12/29/95)
          Market and US Treasury Obligations Funds within the
          Distribution Agreement
(a)(iii)  Letter agreement incorporating the Growth and Income and      Post-Effective Amendment #35 (12/29/95)
          Intermediate Funds within the Distribution Agreement
(a)(iv)   Letter agreement incorporating the Emerging Markets and       Post-Effective Amendment #35 (12/29/95)
          Prime Money Market Funds within the Distribution Agreement
(a)(v)    Letter agreement incorporating the Class A shares of the      Post-Effective Amendment #35 (12/29/95)
          Tax Free Money Market Fund within the Distribution
          Agreement
(a)(vi)   Letter agreement incorporating the Small Cap, Active          Post-Effective Amendment #35 (12/29/95)
          International and Real Estate Equity Funds within the
          Distribution Agreement
(a)(vii)  Letter agreement incorporating the Life Solutions Growth,     Post-Effective Amendment #41 (6/2/97)
          Balanced and Income and Growth Funds within the
          Distribution Agreement
(a)(viii) Letter agreement incorporating the Special Small Cap,         Post-Effective Amendment #45 (4/28/98)
          International Growth Opportunities and High Yield Bond
          Funds within the Distribution Agreement
(a)(ix)   Letter agreement incorporating the SSgA Aggressive Equity     Exhibit 6(a)(ix)
          Fund within the Distribution Agreement
(b)       Distribution Agreement (regarding Class B Shares of the       Post-Effective Amendment #42 (12/24/97)
          Money Market and US Government Money Market Funds)
(b)(i)    Letter agreement incorporating the Class B Shares of the      To be filed by amendment
          Tax Free Money Market Fund within the Distribution
          Agreement
(c)       Distribution Agreement (regarding Class C Shares of the       Post-Effective Amendment #42 (12/24/97)
          Money Market and US Government Money Market Funds)
(c)(i)    Letter Agreement incorporating the Class C Shares of the      To be filed by amendment
          Tax Free Money Market Fund within the Distribution
          Agreement

7.        Bonus, profit sharing, or pension plans                       None

8.(a)     Custodian Contract                                            Post-Effective Amendment #35 (12/29/95)
(b)       Letter agreement incorporating the Yield Plus and Bond        Post-Effective Amendment #35 (12/29/95)
          Market Fund into the Custodian Contract
(c)       Letter agreement incorporating the US Treasury Money          Post-Effective Amendment #35 (12/29/95)
          Market and US Treasury Obligations Funds
          into the Custodian Contract
(d)       Letter  agreement incorporating the Growth and Income and     Post-Effective Amendment #35 (12/29/95)
          Intermediate Funds into the Custodian Contract
(e)       Letter agreement incorporating the Emerging Markets and       Post-Effective Amendment #35 (12/29/95)
          Prime Money Market Funds into the Custodian Contract
(f)       Fee Schedule, dated February 17, 1994, to Custodian           Post-Effective Amendment #35 (12/29/95)
          Contract
(g)       Letter agreement incorporating the Tax Free Money Market      Post-Effective Amendment #35 (12/29/95)
          Fund into the Custodian Contract
(h)       Letter agreement incorporating the Small Cap, Active          Post-Effective Amendment #35 (12/29/95)
          International and Real Estate Equity Funds into the
          Custodian Contract
(i)       Letter agreement incorporating the Life Solutions Growth,     Post-Effective Amendment #41 (6/2/97)
          Balanced and Income and Growth Funds into the Custodian
          Contract



(j)       Letter agreement incorporating the Special, International     Post-Effective Amendment #45 (4/28/98)
          Growth Opportunities and High Yield Bond Funds into the
          Custodian Contract
(k)       Letter agreement incorporating the Aggressive Equity Fund     Exhibit 8(k)
          into the Custodian Contract

9.(a)(i)  Transfer Agency and Service Agreement                         Post-Effective Amendment #35 (12/29/95)
(a)(ii)   Letter agreement incorporating the Yield Plus and Bond        Post-Effective Amendment #35 (12/29/95)
          Market Funds within the Transfer Agency and Service
          Agreement
(a)(iii)  Letter agreement incorporating the US Treasury Money          Post-Effective Amendment #35 (12/29/95)
          Market and US Treasury Obligations Funds within the
          Transfer Agency and Service Agreement
(a)(iv)   Letter agreement incorporating the Growth and Income and      Post-Effective Amendment #35 (12/29/95)
          Intermediate Funds within the Transfer Agency and Service
          Agreement
(a)(v)    Letter agreement incorporating the Emerging markets and       Post-Effective Amendment #35 (12/29/95)
          Prime Money Market Funds within the Transfer Agency and
          Service Agreement
(a)(vi)   Letter agreement incorporating the Tax Free Money Market      Post-Effective Amendment #35 (12/29/95)
          Fund within the Transfer Agency and Service Agreement
(a)(vii)  Letter agreement incorporating the Small Cap, Active          Post-Effective Amendment #35 (12/29/95)
          International and Real Estate Equity Funds within the
          Transfer Agency and Service Agreement
(a)(viii) Letter agreement incorporating the Life Solutions Growth,     Post-Effective Amendment #41 (6/2/97)
          Balanced and Income and Growth Funds within the Transfer
          Agency and Service Agreement
(a)(ix)   Letter agreement incorporating the Special, International     Post-Effective Amendment #45 (4/28/98)
          Growth Opportunities and High Yield Bond Funds within the
          Transfer Agency and Service Agreement
(a)(x)    Letter agreement incorporating the Aggressive Equity Fund     Exhibit 9(a)(x)
          within the Transfer Agency and Service Agreement
(b)(i)    Administration Agreement                                      Post-Effective Amendment #35 (12/29/95)
(b)(ii)   Letter agreement incorporating the Yield Plus and Bond        Post-Effective Amendment #35 (12/29/95)
          Market Funds within the Administration Agreement
(b)(iii)  Letter agreement  incorporating the US Treasury Money         Post-Effective Amendment #35 (12/29/95)
          Market and US Treasury  Obligations  Funds within the
          Administration Agreement
(b)(iv)   Letter agreement incorporating the Growth and Income and      Post-Effective Amendment #35 (12/29/95)
          Intermediate Funds within the Administration Agreement
(b)(v)    Letter agreement incorporating the Emerging Markets and       Post-Effective Amendment #35 (12/29/95)
          Prime Money Market Funds within the Administration
          Agreement
(b)(vi)   Letter agreement incorporating the Tax Free Money Market      Post-Effective Amendment #35 (12/29/95)
          Fund within the Administration Agreement
(b)(vii)  Letter agreement incorporating the Small Cap, Active          Post-Effective Amendment #35 (12/29/95)
          International and Real Estate Equity Funds within the
          Administration Agreement
(b)(viii) Letter agreement incorporating the Life Solutions Growth,     Post-Effective Amendment #35 (12/29/95)
          Balanced and Income and Growth Funds within the
          Administration Agreement
(b)(ix)   Amendment No. 4 to the Administration Agreement between       Post-Effective Amendment #41 (6/2/97)
          Frank Russell Investment Management Company and SSgA Funds
(b)(x)    Letter agreement incorporating the Special, International     Post-Effective Amendment #45 (4/28/98)
          Growth Opportunities and High Yield Bond Funds within the
          Administration Agreement



(b)(xi)  Letter agreement incorporating the Aggressive Equity Fund      To be filed by Amendment
         within the Administration Agreement

10.      Opinion of Counsel
(a)      Relating to The Seven Seas Series Money Market Fund            Post-Effective Amendment #42 (12/24/97)
(b)      Relating to The Seven Seas Series US Government Money          Post-Effective Amendment #42 (12/24/97)
         Market Fund
(c)      Relating to The Seven Seas Series S&P 500 Index, S&P           Post-Effective Amendment #42 (12/24/97)
         Midcap Index, Matrix Equity, International European
         Index, International Pacific Index and Short Term
         Government Securities Funds
(d)      Relating to The Seven Seas Series Yield Plus and Bond          Post-Effective Amendment #42 (12/24/97)
         Market Funds
(e)      Relating to The Seven Seas Series US Treasury Money            Post-Effective Amendment #42 (12/24/97)
         Market and Treasury Obligations Funds
(f)      Relating to The Seven Seas Series Growth and Income and        Post-Effective Amendment #42 (12/24/97)
         Intermediate Funds
(g)      Relating to The Seven Seas Series Emerging Markets and         Post-Effective Amendment #42 (12/24/97)
         Prime Money Market Funds
(h)      Relating to Class A, Class B and Class C Shares of The         Post-Effective Amendment #42 (12/24/97)
         Seven Seas Series Money Market and US Government Money
         Market Funds
(i)      Relating to Class A, Class B and Class C Shares of The         Post-Effective Amendment #42 (12/24/97)
         Seven Seas Series Tax Free Money Market Funds
(j)      Relating to The Seven Seas Series Real Estate Equity Fund      Post-Effective Amendment #42 (12/24/97)
(k)      Relating to the SSgA Life Solutions Growth, Balanced and       Post-Effective Amendment #41 (6/2/97)
         Income and Growth Funds
(l)      Relating to the Special, International Growth                  Post-Effective Amendment #45 (4/28/98)
         Opportunities and High Yield Bond Funds
(m)      Relating to the Aggressive Equity Fund                         Exhibit 10(m)

11.      Other Opinions:  Consent of Independent Accountants            None

12.      Financial Statements Omitted from Item 23                      None

13.      Letter of Investment Intent
(a)      The Seven Seas Series Money Market Fund                        Post-Effective Amendment #42 (12/24/97)
(b)      The Seven Seas Series US Government Money Market Fund          Post-Effective Amendment #42 (12/24/97)
(c)      The Seven Seas Series Government Securities, Index,            Post-Effective Amendment #42 (12/24/97)
         Midcap Index, Matrix, European Index and Pacific Index
         Funds
(d)      The Seven Seas Series Yield Plus and Bond Market Funds         Post-Effective Amendment #42 (12/24/97)
(e)      The Seven Seas Series US Treasury Money Market and             Post-Effective Amendment #42 (12/24/97)
         Treasury Obligations Funds
(f)      The Seven Seas Series Growth and Income and Intermediate       Post-Effective Amendment #42 (12/24/97)
         Funds
(g)      The Seven Seas Series Emerging Markets and Prime Money         Post-Effective Amendment #42 (12/24/97)
         Market Funds
(h)      Class B and C Shares of The Seven Seas Series Money            Post-Effective Amendment #42 (12/24/97)
         Market and US Government Money Market Funds
(i)      The Seven Seas Series Tax Free Money Market Fund (Class        Post-Effective Amendment #42 (12/24/97)
         A, B and C Shares)
(j)      The Seven Seas Series Active International Fund                Post-Effective Amendment #42 (12/24/97)
(k)      SSgA Life Solutions Growth, Balanced and Income and            Post-Effective Amendment #41 (6/2/97)
         Growth Funds
(l)      SSgA Special, International Growth Opportunities and High      Post-Effective Amendment #45 (4/28/98)
         Yield Bond Funds



(m)       SSgA Aggressive Equity Fund                                   Exhibit 13(m)

14.       Prototype Retirement Plan                                     None

15.       Distribution Plans pursuant to Rule 12b-1
(a)       Plan of Distribution for the government Securities,           Post-Effective Amendment #35 (12/29/95)
          Index, Midcap Index, Matrix, European Index and Pacific
          Index Funds as approved by the Board of Trustees
(a)(i)    Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Yield Plus and Bond Market Funds into the Plan
(a)(ii)   Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Money Market and US Government Money Market Funds into
          the Plan (Class A Shares)
(a)(iii)  Addendum to the Plan of Distribution incorporating the US     Post-Effective Amendment #35 (12/29/95)
          Treasury Money Market and US Treasury Obligations Funds
          into the Plan
(a)(iv)   Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Growth and Income and Intermediate Funds into the Plan
(a)(v)    Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Emerging Markets and Prime Money Market Funds into the
          Plan
(a)(vi)   Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Class A Shares of the Tax Free Money Market Fund into the
          Plan
(a)(vii)  Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #35 (12/29/95)
          Small Cap, Active International and Real Estate Equity
          Funds into the Plan
(a)(viii) Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #41 (6/2/97)
          Life Solutions Growth, Balanced and Income and Growth
          Funds into the Plan
(a)(ix)   Addendum to the Plan of Distribution incorporating the        Post-Effective Amendment #45 (4/28/98)
          Special, International Growth Opportunities and High
          Yield Bond Funds into the Plan
(a)(x)    Addendum to Plan of Distribution incorporating the            Exhibit 15(a)(x)
          Aggressive Equity Fund in the Plan
(b)       Plan of  Distribution for the Money Market and US             Post-Effective Amendment #42 (12/24/97)
          Government  Money  Market Funds (Class B
          Shares) as approved by the Board of Trustees
(b)(i)    Addendum to the Plan of Distribution incorporating the        To be filed by amendment
          Class B Shares of the Tax Free Money Market Fund
(c)       Plan of Distribution for the Money Market and US              Post-Effective Amendment #42 (12/24/97)
          Government Money Market Funds (Class C
          Shares) as approved by the Board of Trustees
(c)(i)    Addendum to the Plan of Distribution incorporating the        To be filed by amendment
          Class C Shares of the Tax Free Money Market Fund
(d)       Shareholder Servicing Agreement, by and between SSgA          Post-Effective Amendment #42 (12/24/97)
          Funds and State Street Bank and Trust Company
(d)(i)    Shareholder Servicing Agreement, by and between SSgA          Post-Effective Amendment #39 (12/27/96)
          Funds and State Street Brokerage Services, Inc.
(d)(ii)   Shareholder Servicing Agreement, by and between SSgA          Post-Effective Amendment #39 (12/27/96)
          Funds and State Street Bank and Trust Company,
          Metropolitan Division of Commercial Banking Services
(d)(iii)  Shareholder Servicing Agreement, by and between SSgA          Post-Effective Amendment #42 (12/24/97)
          Funds and State Street Bank and Trust Company Retirement
          Investment Services Division
(d)(iv)   Shareholder Servicing Agreement, by and between SSgA          Post-Effective Amendment #42 (12/24/97)
          Funds and State Street Solutions
(e)       Form of Agreement  Pursuant to Rule 12b-1 Plan (relating      To be filed by amendment
          to Class B Shares) as approved by the Board of Trustees



(f)       Form of Agreement  Pursuant to Rule 12b-1 Plan (relating      To be filed by amendment
          to Class C Shares) as approved by the Board of Trustees

16.       Computation of Fund Performance Quotation                     Post-Effective Amendment #42 (12/24/97)

17.       Financial Data Schedule                                       Post-Effective Amendment #42 (12/24/97)



Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          None

Item 25.  Indemnification
          ---------------

         Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

"Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise with which such person may be or may have been threatened, while in office or thereafter, or by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification."

         The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, or for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Distribution Agreements relating to Class A, Class B and Class C Shares provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Distribution Agreement, the Distributor, its officers, directors and any controlling person (within the meaning of Section 15 of the 1933 Act) ("Distributor") shall be indemnified by the Registrant from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Distributor may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in said documents or necessary to make the statements not misleading.

Registrant provides the following undertaking:

         "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of Investment Adviser.
         -----------------------------------------------------

         The Investment Management Division of State Street Bank and Trust Company ("State Street") serves as adviser to the Registrant. State Street, a Massachusetts bank, currently manages large institutional accounts and collective investment funds. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

       NAME                                CAPACITY WITH ADVISOR            BUSINESS NAME AND ADDRESS*
Tenley E. Albright, MD                     Director                         Chairman, Western Resources, Inc.
                                                                            Two Commonwealth Avenue
                                                                            Boston, MA 02116-3134

Joseph A. Baute                            Director                         Former Chairman and CEO,
                                                                            Markem Corporation
                                                                            515 East Surry Road
                                                                            Surry, NH 03431

I. MacAlister Booth                        Director                         Retired Chairman, President and CEO,
                                                                            Polaroid Corporation
                                                                            P.O. Box 428 - 68 Barnes Hill Road
                                                                            Concord, MA 01742

Marshall N. Carter                         Chairman and CEO                 State Street Bank and Trust Company
                                                                            225 Franklin Street - P.O. Box 351
                                                                            Boston, MA 02110

James I. Cash, Jr.                         Director                         The James E. Robison Professor of
                                                                            Business Administration, Harvard
                                                                            Business School (on sabbatical)
                                                                            c/o Stanford Graduate School of Business
                                                                            518 Memorial Way
                                                                            Stanford University
                                                                            Stanford, CA 94305-5015

Truman S. Casner                           Director                         Partner, Ropes & Gray
                                                                            One International Place - 37th Floor
                                                                            Boston, MA 02110


Nader F. Darehshori                        Director                         Chairman, President and CEO, Houghton
                                                                            Mifflin Company
                                                                            222 Berkeley - 5th Floor
                                                                            Boston, MA 02116-3764

Arthur L. Goldstein                        Director                         Chairman and CEO, Ionics, Inc.
                                                                            65 Grove Street
                                                                            P.O. Box 9131
                                                                            Watertown, MA 02272-9131

David P. Gruber                            Director                         President and CEO, Wyman-Gordon Company
                                                                            244 Worchester Street
                                                                            N. Grafton, MA 01536-8001

Charles F. Kaye                            Director                         President, Transportation Investments,
                                                                            Inc.
                                                                            101 Federal Street - Suite 1900
                                                                            Boston, MA 02110

John M. Kucharski                          Director                         Chairman and CEO, EG&G, Inc.
                                                                            45 William Street
                                                                            Wellesley, MA 02181

Charles R. LaMantia                        Director                         President and CEO, Arthur D. Little,
                                                                            Inc.
                                                                            25 Acorn Park
                                                                            Cambridge, MA 02140

David B. Perini                            Director                         Chairman and President, Perini
                                                                            Corporation
                                                                            73 Mt. Wayte Avenue
                                                                            Framingham, MA 01701

Dennis J. Picard                           Director                         Chairman and CEO, Raytheon Company
                                                                            141 Spring Street
                                                                            Lexington, MA 02173

Alfred Poe                                 Director                         Former President, Meal Enhancement
                                                                            Group, Campbell Soup Company
                                                                            Nine Hickory Drive
                                                                            Chester, NJ 07930

Bernard W. Reznicek                        Director                         President, Premier Group;
                                                                            Retired Chairman and CEO, Boston Edison
                                                                            Company
                                                                            1212 N. 96th Street
                                                                            Omaha, NE 68114-2274

David A. Spina                             President and Chief Operating    State Street Corporation
                                           Officer                          225 Franklin Street - P.O. Box 351
                                                                            Boston, MA 02110

Diana Chapman Walsh                        Director                         President, Wellesley College
                                                                            106 Central Street
                                                                            Wellesley, MA 02181


Robert E. Weissman                         Director                         Chairman and CEO, Cognizant Corporation
                                                                            200 Nyala Farms Road
                                                                            Westport, CT 06880


Item 27. Principal Underwriters
         ----------------------

    (a) Russell Fund Distributors, Inc., also acts as principal underwriter for Frank Russell Investment Company.

    (b) The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:


  NAME AND PRINCIPAL BUSINESS    POSITION AND OFFICES WITH UNDERWRITER       POSITION WITH REGISTRANT
           ADDRESS*

Lynn L. Anderson                 Director and CEO                        Trustee, Chairman of the Board,
                                                                         and President

Karl J. Ege                      Secretary and General Counsel           None

J. David Griswold                Associate General Counsel               Secretary
                                 and Assistant Secretary

Mary E. Hughs                    Assistant Secretary                     None

John C. James                    Assistant Secretary                     None

Randall P. Lert                  Director                                None

Gregory J. Lyons                 Assistant Secretary                     None

Eric A. Russell                  Director and President                  None


*Address of all individuals:  909 A Street, Tacoma, Washington 98402

Item 28. Location of Accounts and Records
         --------------------------------

         The Registrant's Administrator, Frank Russell Investment Management Company, 909 A Street, Tacoma, Washington 98402, will maintain the physical possession of the books and records required by subsection (b)(4) of Rule 31a-1 under the Investment Company Act of 1940. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's investment adviser, transfer agent, and custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and 1776 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29. Management Services
         -------------------

      Not applicable.

Item 30. Undertakings
         ------------

      Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant, the SSgA Funds, has duly caused this Post-Effective Amendment No. 47 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and had duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 1st day of September, 1998.



                                             By: /s/ Lynn L. Anderson
                                             Lynn L. Anderson, President,
                                             Treasurer and Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on September 1, 1998.


               Signature                                     Title

      /s/ Lynn L. Anderson                     Trustee, President, Treasurer and
          Lynn L. Anderson                                 Chairman of the Board

      /s/ Steven J. Mastrovich                                      Trustee
          Steven J. Mastrovich

      /s/ William L. Marshall                                       Trustee
          William L. Marshall

      /s/ Patrick J. Riley                                          Trustee
          Patrick J. Riley

      /s/ Richard D. Shirk                                          Trustee
          Richard D. Shirk

      /s/ Bruce D. Taber                                            Trustee
          Bruce D. Taber

      /s/ Henry W. Todd                                             Trustee
          Henry W. Todd

                                  EXHIBIT INDEX

                     NAME OF EXHIBIT                            EXHIBIT NUMBER
Amendment No. 11 to First Amended and Restated Master           Exhibit 1(k)
Trust Agreement
Letter agreement incorporating the SSgA Aggressive Equity       Exhibit 5(j)
Fund within the Investment Advisory Agreement

Letter agreement  incorporating the SSgA Aggressive Equity      Exhibit 6(a)(ix)
Fund within the Distribution Agreement

Letter agreement incorporating the SSgA Aggressive Equity       Exhibit 8(k)
Fund into the Custodian Contract

Letter agreement incorporating the SSgA Aggressive Equity       Exhibit 9(a)(x)
Fund within the Transfer Agency and Service Agreement

Letter agreement  incorporating the SSgA Aggressive Equity      Exhibit 9(b)(xi)
Fund within the Administration Agreement

Opinion of Counsel relating to the SSgA Aggressive Equity       Exhibit 10(m)
Fund

Letter of Investment Intent relating to SSgA Aggressive         Exhibit 13(m)
Equity Fund

Addendum to the Plan of Distribution incorporating the          Exhibit 15(a)(x)
SSgA Aggressive Equity Fund into the Plan

